COMMITMENTS AND CONTINGENCIES (Details 2)				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Minimum Service Fees USD ($)	Dec. 31, 2013 Minimum Service Fees CNY
Minimum Service Fees
Option one of amount of annual minimum service fee				$ 100,000	605,370
Amount as multiplier of sales office in CENTURY 21 franchise network, as option two to determine annual minimum service fee				500	3,027
Future minimum service fees
2014					605,000
2015					605,000
2016					605,000
2017					605,000
2018					605,000
Thereafter					3,784,000
Total					6,809,000
Contingent consideration payable	900,000	5,600,000
Long-term deposits payable	$ 1,748,000	10,582,000	10,541,000